EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
PARAMETRIC DIVIDEND INCOME FUND
Supplement to Statements of Additional Information (“SAIs”) dated July 1, 2024, as may be supplemented and/or revised from time to time

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND
EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND
Supplement to SAIs dated August 1, 2024,
as may be supplemented and/or revised from time to time

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to SAI dated November 1, 2024,
as may be supplemented and/or revised from time to time

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAIs dated December 1, 2024,
as may be supplemented and/or revised from time to time

EATON VANCE CHINA EQUITY FUND
(formerly Eaton Vance Greater China Growth Fund)
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE RBA ALL ASSET STRATEGY FUND
(formerly Eaton Vance Richard Bernstein All Asset Strategy Fund)
EATON VANCE RBA EQUITY STRATEGY FUND
(formerly Eaton Vance Richard Bernstein Equity Strategy Fund)
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to SAIs dated January 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE TOTAL RETURN BOND FUND
Supplement to SAIs dated February 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL EQUITY INCOME FUND
(formerly Eaton Vance Tax-Managed Global Dividend Income Fund)
EATON VANCE GLOBAL INCOME BUILDER FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL SOVEREIGN OPPORTUNITIES FUND
EATON VANCE GOVERNMENT OPPORTUNITIES FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-ASSET CREDIT FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION HIGH INCOME FUND
EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to SAIs dated March 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE INTERNATIONAL SMALL-CAP FUND
Supplement to SAI dated April 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE BALANCED FUND
EATON VANCE CORE BOND FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE STOCK FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE VT FLOATING-RATE INCOME FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to SAIs dated May 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND
PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND
PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND
Supplement to SAIs dated June 1, 2025,
as may be supplemented and/or revised from time to time

The following is added to “Investment Advisory Services.” under “Investment Advisory and Administrative Services”:

Registered investment companies advised by Eaton Vance, BMR, or CRM, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act.

June 23, 2025